Employee benefit obligations - Other employee benefits (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016	[1]	Dec. 31, 2015	[1]
Employee benefit obligations
Other employee benefits	$ 957	$ 997	[1]	$ 954		$ 784
Ardagh Group S.A.
Employee benefit obligations
Other employee benefits	957	997
Ardagh Group S.A. | Other employee benefit obligations
Employee benefit obligations
Other employee benefits	127	132
Ardagh Group S.A. | End of service employee benefits
Employee benefit obligations
Other employee benefits	25	25
Ardagh Group S.A. | Long term employee benefits
Employee benefit obligations
Other employee benefits	$ 102	$ 107

[1]	The consolidated statements of financial position as at December 31, 2017, 2016 and 2015 have been re-presented to reflect the Group’s change in presentation currency from euro to U.S. dollar on January 1, 2018 as described in Notes 2 and 26 to these consolidated financial statements